Assets and Liabilities Related to Contracts with Customers - Summary of Contract Assets and Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018
Contract Assets And Contract Liabilities Line Item
Incremental costs of obtaining a contract (Prepaid Expense)	₩ 2,036	₩ 2,231
Contract liabilities	20,074	22,681
Subscription Revenue
Contract Assets And Contract Liabilities Line Item
Contract liabilities	12,017	12,409
Licensing Contract
Contract Assets And Contract Liabilities Line Item
Contract liabilities	7,223	10,244
Website.Application Development
Contract Assets And Contract Liabilities Line Item
Contract liabilities	₩ 834	₩ 28